Offerings	Jun. 11, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.004 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Preferred Share Purchase Rights
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Debt Convertible into Equity
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	The amount of securities registered is in U.S. dollars or the equivalent thereof in foreign currencies as shall result in an aggregate initial public offering price for all securities of $392,187,500. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment. In addition, an indeterminate number of common shares are registered hereunder that may be issued upon conversion of or exchange for any other securities. There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $300,000,000. This also includes such indeterminate principal amount or number of securities of the types listed above that may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, for which separate consideration may or may not be received. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $300,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. Subject to the above, an indeterminable amount of these securities may be senior or subordinated. The units may consist of some or all of the classes of securities listed above, in any combination, including common shares, preferred share purchase rights, preferred shares, debt securities, warrants, purchase contracts, rights, and depositary shares. Preferred share purchase rights are not currently separable from the common shares and are not currently exercisable. The value attributable to the preferred share purchase rights, if any, will be reflected in the market price of the common shares. Pursuant to Rule 415(a)(6) under the Securities Act, the shares of common stock issuable upon the exercise of the previously issued Warrants are unsold securities of the registrant previously registered on its registration statement on Form F-3 (File No. 333-273249) filed with the Securities and Exchange Commission on July 14, 2023 and declared effective on July 26, 2023, which we refer to as the Previous Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, any such unsold securities are sold pursuant to the Previous Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of unsold securities from the Previous Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of such unsold securities registered under the Previous Registration Statement, if not previously terminated, will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.004 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.001 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Preferred Share Purchase Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Debt Convertible into Equity
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	The shares of common stock issuable upon the exercise of the previously issued Warrants (issued pursuant to prospectus supplements filed with the Commission on January 29, 2021, February 17, 2021, and June 29, 2021) were registered pursuant to the Previous Registration Statement on Form F-3 (File No. 333-273249). Pursuant to Rule 415(a)(6) under the Securities Act, the previously paid filing fee relating to such unsold securities under the Previous Registration Statement will continue to be applied to such unsold securities registered on this registration statement. The maximum aggregate offering price is the aggregate of all exercise prices of all such warrants. Pursuant to Rule 415(a)(6) under the Securities Act, the shares of common stock issuable upon the exercise of the previously issued Warrants are unsold securities of the registrant previously registered on the Previous Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, any such unsold securities are sold pursuant to the Previous Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of unsold securities from the Previous Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of such unsold securities registered under the Previous Registration Statement, if not previously terminated, will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 21
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.004 per share underlying previously issued warrants
Amount Registered | shares	16,750,000
Maximum Aggregate Offering Price	$ 92,187,500.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-273249
Carry Forward Initial Effective Date	Jul. 26, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,159.06
Offering Note	See note 2.